CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 198,280	$ 119,987
Other gains (losses)	0	1,636
Gross profit	198,280	121,623
Expenses
Operating costs	(133,010)	(88,390)
Professional, consulting and management fees	(17,922)	(8,255)
Foreign exchange (loss)	610	(9,064)
Other general and administrative expenses	(6,404)	(3,329)
Share-based payments	(3,135)	(1,638)
Finance costs	(1,135)	(1,350)
Interest income	403	1,148
Technology start-up costs	(3,835)	0
Exploration and evaluation costs	(2,093)	(3,022)
Total Expenses	(166,521)	(113,900)
Net income before tax	31,759	7,723
Income tax expense	(5,430)	(139)
Deferred income tax expense	(3,758)	(823)
Net income	22,571	6,761
Items that subsequently will be reclassified to operations:
Unrealized loss on foreign currency translation	(10,334)	(41,937)
Comprehensive (loss)	$ 12,237	$ (35,176)
Basic earnings per Common Share (in dollars per share)	$ 0.35	$ 0.12
Diluted earnings per Common Share (in dollars per share)	$ 0.35	$ 0.11
Weighted Average Number of Shares Outstanding (in 000’s)
- Basic (in shares)	64,048	56,402
- Diluted (in shares)	65,045	61,360